Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income for the period	$ 4,480	$ 13,229
Adjustments for:
Pension and medical benefits	2,135	759
Results of equity-accounted investments	281	(13)
Depreciation, depletion and amortization	6,500	6,173
Impairment of assets (reversals), net	(46)	404
Inventory write down (write-back) to net realizable value	(44)	6
Allowance for credit loss on trade and other receivables, net	48	34
Exploratory expenditure write-offs	105	38
Gain on disposal/write-offs of assets	(286)	(1,187)
Foreign exchange, indexation and finance charges	8,975	847
Income taxes	2,120	6,172
Revision and unwinding of discount on the provision for decommissioning costs	539	443
Results from co-participation agreements in bid areas	(103)	(28)
Early termination and cash outflows revision of lease agreements	(146)	(258)
Losses with legal, administrative and arbitration proceedings, net	521	531
Decrease (Increase) in assets
Trade and other receivables	1,459	1,175
Inventories	(355)	1,080
Judicial deposits	574	(782)
Other assets	(71)	275
Increase (Decrease) in liabilities
Trade payables	242	(291)
Other taxes payable	(1,862)	(964)
Pension and medical benefits	(482)	(451)
Provisions for legal proceedings	(200)	(219)
Other employee benefits	(370)	(216)
Provision for decommissioning costs	(463)	(338)
Other liabilities	(357)	(128)
Income taxes paid	(4,721)	(6,302)
Net cash provided by operating activities	18,473	19,989
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(5,772)	(5,335)
Acquisition of equity interests	(6)	(17)
Proceeds from disposal of assets - Divestment	766	3,461
Financial compensation from co-participation agreements	397	391
Investment in marketable securities	(805)	(468)
Dividends received	64	69
Net cash used in investing activities	(5,356)	(1,899)
Cash flows from financing activities
Changes in non-controlling interest	125	(50)
Proceeds from finance debt	567	62
Repayment of principal - finance debt	(2,318)	(1,482)
Repayment of interest - finance debt	(995)	(1,004)
Repayment of lease liability	(3,883)	(2,862)
Dividends paid to Shareholders of Petrobras	(10,578)	(10,397)
Share repurchase program	(380)
Dividends paid to non-controlling interests	(77)	(48)
Net cash used in financing activities	(17,539)	(15,781)
Effect of exchange rate changes on cash and cash equivalents	(421)	46
Net change in cash and cash equivalents	(4,843)	2,355
Cash and cash equivalents at the beginning of the period	12,727	7,996
Cash and cash equivalents at the end of the period	$ 7,884	$ 10,351